SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 4 – SIGNIFICANT ACCOUNTING POLICIES

A.	Unaudited Interim Financial Statements

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of U.S. Securities and Exchange Commission Regulation S-X. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed).

For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016.

Operating results for the three-months ended June 30, 2017, are not necessarily indicative of the results that may be expected for the year ended December 31, 2017.

B.	Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements.

C.	Recent Accounting Standards

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. This guidance narrows the definition of a business. This standard provides guidance to assist entities with evaluating when a set of transferred assets and activities is a business. This guidance is effective for interim and annual reporting periods beginning after December 15, 2017, and early adoption is permitted. This guidance must be applied prospectively to transactions occurring within the period of adoption. The Company expects to adopt this guidance effective January 1, 2018. The Company does not expect the adoption of this guidance to have a material impact on its financial position, results of operations or cash flows.

In January 2017, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This guidance eliminates Step 2 from the goodwill impairment test, instead requiring an entity to recognize a goodwill impairment charge for the amount by which the goodwill carrying amount exceeds the reporting unit’s fair value. This guidance is effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019, and early adoption is permitted. This guidance must be applied on a prospective basis. The Company expects to adopt this guidance for interim and annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect the adoption of this guidance to have a material impact on its financial position, results of operations or cash flows.

In May 2017, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2017-9, Stock Compensation (Topic 718): Scope of Modification Accounting. The ASU limits the circumstances in which an entity applies modification accounting. When an award is modified, an entity does not apply the guidance in ASC 718-20-35-3 through 35-9 if it meets all of the following criteria: (i) The fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the modified award is the same as the fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the original award immediately before the original award is modified. (ii) The vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified. (iii) The classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified. The ASU also removes the guidance in ASC 718 stating that modification accounting is not required when an entity adds an antidilution provision as long as that modification is not made in contemplation of an equity restructuring.

In July 2017, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral. The ASU applies to issuers of financial instruments with down-round features. It amends (1) the classification of such instruments as liabilities or equity by revising the guidance in ASC 815 on the evaluation of whether instruments or embedded features with down-round provisions must be accounted for as derivative instruments and (2) the guidance on recognition and measurement of the value transferred upon the trigger of a down-round feature for equity-classified instruments by revising ASC 260. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other organizations, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted.

D.	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a.	Functional currency

The functional currency of the company is U.S dollar. The functional currency of the subsidiaries is also U.S dollar, except for Blue Sphere Pavia. Accordingly, all monetary assets, liabilities, expenses and equity earnings of the foreign subsidiary are re-measured into U.S. dollars at the exchange rates in effect at the reporting date. The foreign currency translation adjustments are included as a component in the stockholders’ Deficit in the accompanying consolidated balance sheet as a component of accumulated other Comprehensive Loss.

b.	Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and includes the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

c.	Cash equivalents

Cash equivalents are short-term highly liquid investments which include short term bank deposit (up to three months from date of deposit), that are not restricted as to withdrawals or use that are readily convertible to cash with maturities of three months or less as of the date acquired.

d.	Fair Value of Financial Instruments

The Company records its financial assets and liabilities at fair value. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company recognizes transfers among Level 1, Level 2 and Level 3 classifications as of the actual date of the events or change in circumstances that caused the transfers.

The Company’s financial instruments, including cash equivalents, accounts payable and accrued liabilities have carrying amounts which approximate fair value due to the short-term maturity of these instruments.

e.	Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Assets are depreciated using the straight-line method over their estimated useful lives.

Annual rates of depreciation are as follows:

%
Computers, electronic equipment and software	33
Vehicles	15
Office furniture and equipment	15

f.	Investment in nonconsolidated affiliates

Investments in companies in which the Company has the ability to exert significant influence over operating and financial policies (generally 20% to 50% ownership), but which the Company does not control, are accounted for using the equity method. Under the equity method, investments are initially recorded at cost and adjusted for dividends and undistributed earnings and losses.  The Company evaluates its investments in nonconsolidated Affiliates for impairment whenever events or changes in circumstances indicate that the carrying value of such investments may have experienced a decline in value. When there is evidence of loss in value that is other than temporary, the Company compares the estimated fair value of the investment to the carrying value of the investment to determine whether impairment has occurred. If the estimated fair value is less than the carrying value, the excess of the carrying value over the estimated fair value is recognized as an impairment loss.

g.	Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates. On an on-going basis, management evaluates its estimates, judgments and assumptions. Those estimates and assumptions affect including investments in nonconsolidated affiliates, investments in nonconsolidated subsidiaries, deferred revenue from nonconsolidated affiliates, contingencies and litigation, income taxes and determination of fair value of stock-based compensation. These estimates are based available as of the date of the consolidated financial statements; therefore, actual results could differ from management’s estimates.

h.	Loss per share

Net loss per share, basic and diluted, is computed on the basis of the net loss for the period divided by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based upon the weighted average number of common shares and of common shares equivalents outstanding when dilutive. Common share equivalents include: (i) outstanding stock options under the Company’s share incentive plan and warrants which are included under the treasury share method when dilutive, and (ii) common shares to be issued under the assumed conversion of the Company’s outstanding convertible notes, which are included under the if-converted method when dilutive. The computation of diluted net loss per share for the years ended December 31, 2016 and September 30, 2015 and for the three months period ended December 31, 2015 does not include common share equivalents, since such inclusion would be anti-dilutive.

i.	Income taxes

The Company account for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in Company’s consolidated financial statements or in our tax returns. Estimates and judgments occur in the calculation of certain tax liabilities and in the determination of the recoverability of certain deferred income tax assets, which arise from temporary differences and carryforwards. Deferred income tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. Management regularly assess the likelihood that deferred tax assets will be recovered from future taxable income and, to the extent that management believe, based upon the weight of available evidence, that it is more likely than not that all or a portion of deferred tax assets will not be realized, a valuation allowance is established through an adjustment to income tax expense. The factors used to assess the likelihood of realization of our deferred tax assets include the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets. Assumptions represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. The Company account for uncertainty in income taxes recognized in the Company’s consolidated financial statements by regularly reviewing our tax positions and benefits to be realized. The Company’s recognize tax liabilities based upon management’s estimate of whether, and the extent to which, additional taxes will be due when such estimates are more-likely-than-not to be sustained. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained upon examination by taxing authorities. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

j.	Comprehensive loss

Comprehensive income (loss) consists of net income (loss) and other gains and losses affecting equity that under US GAAP are excluded from net income (loss). For the Company, such items consist of translation adjustments.

k.	Revenues from Services

The Company recognizes revenues from Development Fees in accordance with ASC Topic 605-20 Revenue Recognition from Services.

l.	Treasury shares

Treasury shares are held by the Company and presented as a reduction of the Company shareholders’ deficit and carried at their cost to the Company, under treasury shares.

m.	Stock-based compensation

The Company recognizes the estimated fair value of share-based awards under stock-based compensation cost. The Company measures compensation expense for share-based awards based on estimated fair values on the date of grant using the Black-Scholes option-pricing model. This option pricing model requires estimates as to the option’s expected term and the price volatility of the underlying stock. The Company measures compensation expense for the shares based on the market value of the underlying stock at the date of grant, less an estimate of dividends that will not accrue to the shares holders prior to vesting. The Company elected to recognize compensation cost for awards that have a graded vesting schedule using the straight-line approach. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest. The fair value of equity awards is charged to the statement of operations over the service period. The offset to the recorded cost is to additional Paid in Capital. Consideration received on the exercise of stock options is recorded as capital stock and the related share-based payments reserve is transferred to share capital.

n.	Contingencies

The Company is involved in various commercial and other legal proceedings that arise from time to time in the ordinary course of business. Except for income tax contingencies or contingent consideration or other contingent liabilities incurred or acquired in a business combination, the Company records accruals for these types of contingencies to the extent that Company concludes their occurrence is probable and that the related liabilities are reasonably estimated. When accruing these costs, the Company will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. Legal costs are expensed as incurred. Contingent consideration and other contingent liabilities incurred or acquired in a business combination are recorded at a probability weighted assessment of their fair value and monitored on an ongoing basis for changes in that value.

o.	Newly issued accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification (“ASC”) 605, Revenue Recognition. The new revenue recognition standard requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. In August 2015, the FASB issued Accounting Standards Update No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, or ASU 2015-14. This amendment defers the effective date of the previously issued Accounting Standards Update ASU 2014-09, until the interim and annual reporting periods beginning after December 15, 2017. Earlier application is permitted for interim and annual reporting periods beginning after December 15, 2016.

In August 2015, the FASB has issued Accounting Standards Update (ASU) No. 2015-15, Interest - Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements - Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting . This ASU adds SEC paragraphs pursuant to the SEC Staff Announcement at the June 18, 2015, Emerging Issues Task Force meeting about the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements. Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Company does not expect this update will have a material impact on the presentation of the Company’s consolidated financial position, results of operations and cash flows.

In November 2015, the FASB has issued Accounting Standards Update (ASU) No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which changes how deferred taxes are classified on organizations’ balance sheets. The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company does not expect this update will have a material impact on the presentation of the Company’s consolidated financial position, results of operations and cash flows.